Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 26 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

Name	Relationship with the Company
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”)	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”)	An entity 100% owned by Lingyi Kong
Wenzhou Leiling Technology Development Co. Ltd. (“Leiling”)	An entity with Shengling Xiang as legal representative
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”)	An entity with Lingyi Kong as legal representative
Zhejiang Rayak Technology Co. Ltd. (“Rayak Tech”)	An entity 85% owned by Shengling Xiang and 15% owned by Zhejiang Leiya Electronics Co., Ltd.
Chuanlong Lin	Relative of Lingyi Kong; former controlling shareholder of New Focus
Shengling Xiang	Executive and legal rep of the Company
Lingyi Kong	Controlling shareholder of the Company
Chunhua Xiang	Relative of Lingyi Kong

2) Related party transactions

The Company leases offices and factory buildings from Ailefu. The nature of the lease is disclosed in Note 8 - Lease. As of December 31, 2025, the Company’s balances with Ailefu consisted of a security deposit of $14,300, and prepayments totaling $613,585. The Company purchased raw materials in the amount of $793,744 through Ailefu during the 2025 fiscal year. As of December 31, 2025, the Company had accounts payable of $132,136 to Ailefu.

There were no transactions between the Company and Xiangze, the Company and Leiling, the Company and Chuanlong Lin, and the Company and Chunhua Xiang during the years ended December 31, 2025 and 2024. As of December 31, 2025 and 2024, the Company had no outstanding balances from these entities.

The Company purchased equipment from Fushishenye. As of December 31, 2025, the Company had advance paid to Fushishenye in the amount of $671,200.

The Company periodically manages cash collections and disbursements on behalf of Rayak Tech. For the fiscal year ended December 31, 2025, the Company collected $932,285 and disbursed $417,934 on Rayak Tech's behalf. As of December 31, 2025, the outstanding balance due to Rayak Tech related to these activities was $564,868, which is included in due to related parties. Additionally, the Company sells products to Rayak Tech in the ordinary course of business. During the fiscal year ended December 31, 2025, total sales to Rayak Tech amounted to $2,030,478. As of December 31, 2025, the Company had an outstanding accounts receivable balance from Rayak Tech of $3,178,800.

From time to time, Shengling Xiang provides working capital advances to support the Company’s operations. During the year ended December 31, 2025, the Company repaid $333,840 to Shengling Xiang, while during the year ended December 31, 2024, the Company received advances totaling $349,737. As of December 31, 2025 and 2024, the outstanding balances due to this individual were $0 and $333,840, respectively. These balances represent unsecured, interest-free borrowings that are due on demand.

Lingyi Kong provides periodic working capital advances to support the Company’s operations. During the years ended December 31, 2025 and 2024, the Company received advances of $7,874,134 and $11,374,390, respectively. As of December 31, 2025 and 2024, the outstanding balances due to Lingyi Kong were $1,212,020 and $3,176,325, respectively. These borrowings are unsecured, non-interest bearing, and due on demand. Additionally, during the years ended December 31, 2025 and 2024, Lingyi Kong endorsed notes receivable with recourse to the Company’s suppliers to settle outstanding accounts payable in the amount of $4,035,487 and $7,255,413, respectively.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of December 31, 2025 and 2024:

Accounts	Name of related parties	2025	2024
Due to related party	Lingyi Kong	1,212,020	3,176,325
	Zhejiang Rayak Technology Co. Ltd.	564,868	-
	Shengling Xiang	-	333,840
TOTAL		$1,776,888	$3,510,165
Accounts payables, related parties	Wenzhou Ailefu Technology Co. Ltd.	132,136	-
TOTAL		$132,136	$-
Accounts receivables, related parties	ZheJiang Rayak Technology Co., Ltd.	3,178,800
	Wenzhou Weidi Technology Co. Ltd.		1,314,332
TOTAL		$3,178,800	$1,314,332
Advance to suppliers, related parties	Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd.	671,200	-
	Wenzhou Ailefu Technology Co. Ltd.	613,585	-
TOTAL		$1,284,785	$-
Other receivables, related parties	Wenzhou Ailefu Technology Co. Ltd.	14,300	-
TOTAL		$14,300	-